Liquidity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Mar. 11, 2025 USD ($) $ / shares	Feb. 27, 2025 USD ($) $ / shares shares	May 24, 2024 shares	Jun. 23, 2023 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Liquidity [Line Items]
Net operating profit (losses)					¥ 3,626	$ 497	¥ (6,439)	¥ (21,983)
Net cash used in operating activities					4,670	640	(16,844)	2,486
Accumulated deficit					(155,215)		(160,757)		$ (21,264)
Working Capital | ¥					43,509
Cash and cash equivalents					4,150		10,776		$ 569
Net income					¥ 5,776	$ 791	¥ (6,372)	¥ (14,797)
Issue of ordinary shares (in Shares)				63,871,650
Class B Ordinary Shares [Member]
Liquidity [Line Items]
Issue of ordinary shares (in Shares)			1,824,185	54,282,402
IPO [Member] | Subsequent Event [Member]
Liquidity [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 4
IPO [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Liquidity [Line Items]
Issue of ordinary shares (in Shares)		1,800,000
Price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 7,200
Over-Allotment Option [Member] | Subsequent Event [Member]
Liquidity [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 4	$ 4
Gross proceeds (in Dollars) | $	$ 1,080
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Liquidity [Line Items]
Purchase of shares (in Shares)					270,000	270,000